CONSOLIDATED STATEMENTS OF INCOME		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 JPY (¥) ¥ / shares shares		Dec. 31, 2024 JPY (¥) ¥ / shares shares		Dec. 31, 2023 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
NET REVENUE		$ 74,798,483	¥ 11,728,402,114		¥ 10,329,658,133		¥ 9,304,011,693
Cost of revenue		(52,696,323)	(8,262,783,362)		(7,381,911,441)		(6,966,376,610)
GROSS PROFIT		22,102,160	3,465,618,752		2,947,746,692		2,337,635,083
Selling, general, and administrative expenses		(18,100,847)	(2,838,212,937)		(2,427,989,431)		(1,941,979,790)
INCOME FROM OPERATIONS		4,001,313	627,405,815		519,757,261		395,655,293
OTHER INCOME (EXPENSE)
Interest income		24,314	3,812,636		333,704		319,563
Interest expense		(105,107)	(16,480,844)		(16,499,609)		(13,828,146)
Grant income		107,279	16,821,366		17,038,263		14,461,568
Unrealized gain (loss) on short-term investment					(87,500)		175,000
Unrealized gain on long-term investment		5,112	801,500
Loss on disposal of long-lived assets		(4,206)	(659,442)		(190,430)		(712,149)
Loss on disposal of a subsidiary	[1]				(753,900)
Other income (expenses), net		(158,702)	(24,884,546)		18,385,674		14,126,116
Total other income (expenses), net		(131,310)	(20,589,330)		18,226,202		14,541,952
INCOME BEFORE INCOME TAX POVISION		3,870,003	606,816,485		537,983,463		410,197,245
PROVISION FOR INCOME TAXES
Current		(751,068)	(117,767,517)		(156,791,073)		(159,658,082)
Deferred		(322,636)	(50,589,351)		37,441,597		(5,198,043)
Total provision for income taxes		(1,073,704)	(168,356,868)		(119,349,476)		(164,856,125)
NET INCOME		$ 2,796,299	¥ 438,459,617		¥ 418,633,987		¥ 245,341,120
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[2]	25,191,441	25,191,441		24,910,656		25,298,605
Diluted	[2]	25,194,441	25,194,441		26,521,008		28,561,813
EARNINGS PER SHARE
Basic | (per share)		$ 0.11	¥ 17.41	[2]	¥ 16.81	[2]	¥ 9.70	[2]
Diluted | (per share)		$ 0.11	¥ 17.40	[2]	¥ 15.78	[2]	¥ 8.59	[2]

[1]	On April 8, 2024, the Company transferred 100% of the shares of its wholly owned subsidiary, Sky Earth Sports Co., to the subsidiary’s representative director, Mr. Soichiro Kanazawa, for an aggregated consideration of JPY12,500,000 ($79,719), resulting in a recognized loss of JPY753,900 ($4,808). In connection with the disposal of Sky Earth Sports Co., the Company evaluated whether the disposal constitutes a strategic shift that has, or is expected to have, a major effect on the Company’s operations and financial results, and concluded that the impact of this disposal is limited and does not represent a strategic shift.
[2]	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.